SUMMARY OF MATERIAL ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Notes and other explanatory information [abstract]
Profit (loss)	$ 5,711,222	[1]	$ 56,006,439	[2]	$ 4,489,198	[2]
[custom:CashFlowsFromUsedInOperatingActivity]	12,400,000
[custom:WorkingcapitalDeficiency]	7,600,000
Retained earnings	59,132,781		67,697,823	[3]
Increase (decrease) through conversion of convertible instruments, equity	7,000,000		7,829,607		$ 181,175
Deferred revenue	2,750,137		6,391,993
Revenue	$ 5,885,848		$ 2,349,941

[1]	Restatement as per Note 2
[2]	Restatement details in Note 2
[3]	Restatement details in Note 2